Taxation	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Taxation
8	Taxation

(a)	Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(iv)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

8	Taxation (Continued)
(a)	Income tax expense (Continued)
(v)	Hong Kong

Under the current tax laws of Hong Kong, TME HK is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME HK is exempted from withholding tax.

(iii)	PRC

Under the Corporate Income Tax (“CIT”) Law, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. In accordance with the implementation rules of the CIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% and a “Software Enterprise” (“SE”) is entitled to an exemption from income taxation for the first two years, counting from the year the enterprise makes profit, and a reduction of half tax rate for the next three years.

Guangzhou Kugou and Beijing Kuwo have been recognized as HNTE under the CIT law by relevant government authorities and were entitled to preferential tax rate of 15% for the years ended December 31, 2016, 2017 and 2018. Guangzhou Fanxing Entertainment Information Technology Co., Ltd. has been recognized as HNTE under the CIT law by the relevant government authority and was entitled to preferential tax rate of 15% for the years ended December 31, 2017 and 2018. Yeelion Online was qualified as SE and has enjoyed the relevant tax holiday starting from the year ended December 31, 2017 (i.e. its first profitable year in 2017). TME Tech Shenzhen was established in Qianhai, Bonded Zone of Shenzhen in 2017, which was subject to an applicable tax rate of 15%, as it met the requirements set out by local tax authorities, and accordingly income tax for TME Tech Shenzhen was provided and paid at the preferential tax rate of 15% for the year ended December 31, 2017. In 2018, TME Tech Shenzhen was further assessed by the relevant government authorities as a SE and has been entitled to the relevant tax holiday since year ended December 31, 2017. Income tax for TME Tech Shenzhen has been provided for at its tax holiday treatment and tax refund for the income tax paid for 2017 was recognized in 2018.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently such enterprise is subject to the PRC income tax at the rate of 25% on its global income. The Implementing Rules of the CIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group believes that it is unlikely that its operations outside of the PRC should be considered as a resident enterprise for PRC tax purposes.

The income tax expense of the Group are analyzed as follows:

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Current income tax	105	353	255
Deferred income tax (note b)	(76)	(75)	(84)
Total income tax expense	29	278	171

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2016, 2017 and 2018, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

8	Taxation (Continued)
(a)	Income tax expense (Continued)
(iii)	PRC (Continued)

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Profit before income tax expense	114	1,597	2,003
Tax calculated at a tax rate of 25%	28	399	501
Effects of different tax rates applicable to different subsidiaries of the Group	28	(56)	396
Effects of tax holiday on assessable profit of certain subsidiaries	-	(39)	(530)
Effects of tax holiday of a subsidiary recognized for prior year	-	-	(116)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(20)	(161)	(230)
Expense not deductible for tax purposes	63	107	156
Income not subject to tax	(44)	(10)	(2)
Unrecognized deferred income tax assets	36	81	37
Utilization of previously unrecognized tax assets	(48)	(45)	(40)
Others	(14)	2	(1)
	29	278	171

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	-	39	646
Per share effect—basic	-	0.01	0.21
Per share effect—diluted	-	0.01	0.20

The Group’s profit before tax consists of:

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Non-PRC	(178)	266	(1,579)
PRC	292	1,331	3,582
	114	1,597	2,003

8	Taxation (Continued)
(b)	Deferred income tax

	As of December 31,
	2017	2018
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	6	39
Deferred revenue	24	30
Accruals	45	40
Deemed distribution	25	19
Others	6	3
Total deferred tax assets	106	131
Set-off of deferred tax liabilities pursuant to set-off provisions	(1)	(8)
Net deferred tax assets	105	123
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	298	362
Others	7	-
Total deferred tax liabilities	305	362
Set-off of deferred tax liabilities pursuant to set-off provisions	(1)	(8)
Net deferred liabilities	304	354

The recovery of deferred income tax:

	As of December 31,
	2017	2018
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	26	44
to be recovered within 12 months	79	79
	105	123
Deferred tax liabilities:
to be recovered after more than 12 months	250	284
to be recovered within 12 months	54	70
	304	354

8	Taxation (Continued)
(b)	Deferred income tax (Continued)

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Deemed distribution	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2016	-	-	-	-	-	-
Credited to income statement	-	31	11	-	1	43
Recognized in equity	-	-	-	36	-	36
Business combination (Note 24)	-	4	-	-	4	8
At December 31, 2016	-	35	11	36	5	87
Credited/(charged) to income statement	6	(11)	34	(11)	1	19
At December 31, 2017	6	24	45	25	6	106
Credited/(charged) to income statement	33	6	(5)	(6)	(3)	25
At December 31, 2018	39	30	40	19	3	131

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As of December 31, 2017 and 2018, the Group did not recognize deferred income tax assets of RMB125 and RMB116 million respectively in respect of cumulative tax losses amounting to, RMB496 million and RMB511 million respectively. These tax losses will expire from 2019 to 2023.

The movements of deferred income tax liabilities were as follows:

	Intangible assets RMB’million	Others RMB’million	Total RMB’million
At January 1, 2016	-	-	-
(Credited)/charged to income statement	(36)	3	(33)
Business combination (Note 24)	383	-	383
At December 31, 2016	347	3	350
(Credited)/charged to income statement	(58)	2	(56)
Business combination (Note 24)	11	-	11
At December 31, 2017	300	5	305
(Credited)/charged to income statement	(54)	(5)	(59)
Business combination (Note 24)	116	-	116
At December 31, 2018	362	-	362